UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            August 17, 2009
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        63
                                           -----------

Form 13F Information Table Entry Value:     1,136,125
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2009

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108      7,357   3,359,373  SH         SOLE                   3,359,373
Acorda Therapeutics             COM           00484M106     34,314   1,217,235  SH         SOLE                   1,217,235
Adolor Corp.                    COM           00724X102      6,410   3,641,838  SH         SOLE                   3,641,838
Allergan                        COM           018490102      1,228      25,800  SH         SOLE                      25,800
Allos Therapeutics Inc.         COM           019777101     57,875   6,981,271  SH         SOLE                   6,981,271
Alsius Corp.                    COM           021211107         20      62,872  SH         SOLE                      62,872
Amicus Therapeutics             COM           03152W109     12,839   1,121,337  SH         SOLE                   1,121,337
Amylin Pharmaceuticals          COM           032346108     31,513   2,334,327  SH         SOLE                   2,334,327
Anadys Pharmaceuticals Inc.     COM           03252Q408        251     134,792  SH         SOLE                     134,792
AP Pharma                       COM           00202J203      2,711   2,884,546  SH         SOLE                   2,884,546
Aradigm Corp.                   COM           038505301         25     100,000  SH         SOLE                     100,000
Ardea Biosciences Inc.          COM           03969P107     81,007   5,146,589  SH         SOLE                   5,146,589
Autoimmune Inc.                 COM           052776101         18      13,050  SH         SOLE                      13,050
Auxilium                        COM           05334D107    129,747   4,134,718  SH         SOLE                   4,134,718
Biocryst Pharmaceuticals Inc.   COM           09058V103     22,422   5,563,615  SH         SOLE                   5,563,615
Cadence Pharmaceuticals         COM           12738T100      6,356     636,215  SH         SOLE                     636,215
Celgene                         COM           151020104     19,094     399,119  SH         SOLE                     399,119
Chelsea Therapeutics            COM           163428105      4,795   1,136,263  SH         SOLE                   1,136,263
Cornerstone BioPharma           COM           22674T105      1,235     112,337  SH         SOLE                     112,337
Curagen                         COM           23126R101        560     388,613  SH         SOLE                     388,613
Cyclacel Pharmaceuticals
  Pfd. Conv. Ex 6%              PFD CONV EX   23254L207        117      92,311  SH         SOLE                      92,311
Dendreon Corp.                  COM           24823Q107     14,289     571,579  SH         SOLE                     571,579
Depomed                         COM           249908104        595     183,145  SH         SOLE                     183,145
Genomic Health Inc.             COM           37244C101     93,289   5,383,081  SH         SOLE                   5,383,081
Halozyme Therapeutics Inc.      COM           40637H109     13,747   1,969,512  SH         SOLE                   1,969,512
Icagen Inc.                     COM           45104P104         22      46,373  SH         SOLE                      46,373
Idera Pharmaceuticals Inc.      COM           45168K108      2,844     485,247  SH         SOLE                     485,247
Immunogen Inc.                  COM           45253H101      4,346     504,234  SH         SOLE                     504,234
Immunomedics, Inc.              COM           452907108        121      47,704  SH         SOLE                      47,704
Incyte Corp.                    COM           45337C102     36,761  11,173,417  SH         SOLE                  11,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303      2,289     391,974  SH         SOLE                     391,974
Inhibitex Inc.                  COM           45719T103        242     620,904  SH         SOLE                     620,904
Inspire                         COM           457733103     10,054   1,808,190  SH         SOLE                   1,808,190
Intermune Inc.                  COM           45884X103     27,958   1,839,329  SH         SOLE                   1,839,329
Inverness Medical               COM           46126P106     47,421   1,332,786  SH         SOLE                   1,332,786
Medarex                         COM           583916101      4,754     569,289  SH         SOLE                     569,289
Metabasis Therapeutics Inc.     COM           59101M105      1,131   2,018,903  SH         SOLE                   2,018,903
Micromet                        COM           59509C105     15,208   3,053,817  SH         SOLE                   3,053,817
Myriad Genetics Inc.            COM           62855J104      3,025     102,705  SH         SOLE                     102,705
Neurogen Corp.                  COM           64124E106      1,969   8,205,406  SH         SOLE                   8,205,406
Optimer Pharmaceuticals         COM           68401H104      2,813     187,926  SH         SOLE                     187,926
Pharmasset Inc.                 COM           71715N106        745      66,247  SH         SOLE                      66,247
Pharmathene                     COM           71714G102      1,844     838,175  SH         SOLE                     838,175
Salix Pharmaceuticals, Inc.     COM           795435106     47,390   4,801,442  SH         SOLE                   4,801,442
Seattle Genetics Inc.           COM           812578102    136,958  14,090,287  SH         SOLE                  14,090,287
Senomyx                         COM           81724Q107         72      34,114  SH         SOLE                      34,114
Sucampo                         CLASS A       864909106        397      64,387  SH         SOLE                      64,387
Supergen                        COM           868059106        670     331,480  SH         SOLE                     331,480
Targacept                       COM           87611R306      1,041     425,073  SH         SOLE                     425,073
Threshold Pharma                COM           885807107      2,257   1,504,711  SH         SOLE                   1,504,711
Torreypines Therapeutics        COM           89235K105          4      33,546  SH         SOLE                      33,546
Trimeris Inc.                   COM           896263100      6,991   3,461,175  SH         SOLE                   3,461,175
Via Pharmaceuticals             COM           92554T103         51     102,881  SH         SOLE                     102,881
Vion Pharm                      COM           927624AA4         85      43,101  SH         SOLE                      43,101
Viropharma Inc.                 COM           928241108     55,778   9,405,977  SH         SOLE                   9,405,977
Xenoport Inc.                   COM           98411C100      4,720     203,695  SH         SOLE                     203,695

Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0     20,591  23,465,000  PRN        SOLE                  23,465,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017              CONV BONDS    09061GAD3     26,262  29,000,000  PRN        SOLE                  29,000,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAE2     41,940  59,071,000  PRN        SOLE                  59,071,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAF9     28,688  38,250,000  PRN        SOLE                  38,250,000
Intermune Inc Notes .25%
  3/01/2011                     CONV BONDS    45884XAC7     27,347  27,313,000  PRN        SOLE                  27,313,000
Medarex Inc Notes 2.25%
  5/15/2011                     CONV BONDS    583916AG6     23,990  25,408,000  PRN        SOLE                  25,408,000
Vertex Pharmaceuticals Notes
  4.75% 2/15/13                 CONV BONDS    92532FAM2      5,532   3,450,000  PRN        SOLE                   3,450,000
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